Document and Entity Information	Sep. 15, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2023
Entity File Number	001-37809
Entity Registrant Name	NEUROBO PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2389984
Entity Address, Address Line One	200 Berkeley Street
Entity Address, Adress Line Two	19th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	857
Local Phone Number	702-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NRBO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001638287
Amendment Flag	false